Significant Accounting Policies - Summary of Company's Subsidiaries, Associates and Joint Ventures (Parenthetical) (Detail)	Oct. 31, 2017	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2015
SAE Digital S.A. [member]
Disclosure of significant accounting policies [line items]
Direct and indirect interest, acquired	30.00%		70.00%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Disclosure of significant accounting policies [line items]
Direct and indirect interest, acquired		11.00%		40.00%